18. Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital And Additional Paid-in Capital
Share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2016	27,982,570	282,328	28,264,898
Payment of Other reserve constitution - Share-bases compensation plan	-	71,222	71,222
Balance at December 31, 2017	27,982,570	353,550	28,336,120
Payment of Other reserve constitution - Share-bases compensation plan	(146)	16,441	16,295

Balance at December 31, 2018 and December 31, 2019	27,982,424	369,991	28,352,415